Changes Recognized in Other Comprehensive Income, Postretirement Benefits (Detail) - Postretirement Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Domestic
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain) arising during the year	$ (283)	$ (400)
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service credit (cost)	219	220
Amortization or settlement recognition of net gain (loss)	26	(24)
Total recognized in other comprehensive loss (income)	(38)	(204)
Non-U.S. Plans
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain) arising during the year	3,801	2,638
Effect of exchange rates on amounts included in AOCI	(419)	291
Amounts recognized as a component of net periodic benefit cost:
Amortization or settlement recognition of net gain (loss)	(442)	(332)
Total recognized in other comprehensive loss (income)	$ 2,940	$ 2,597